INCOME TAXES (Narrative) (Details) - USD ($) $ in Millions	Dec. 31, 2023	Jan. 01, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax benefit arising from previously unrecognised tax loss, tax credit or temporary difference of prior period used to reduce current tax expense	$ 130.4	$ 105.7
Pro forma
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Effect of different tax rates on earnings of foreign subsidiaries	650.0
Pro forma | Unrealised foreign exchange gains (losses)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income taxes (note 18)	$ 70.0